Jul. 20, 2020
PROFUND VP UTILITIES
PROFUND VP UTILITIES

PROFUNDS

ProFund VP Utilities

(each a “Fund” and, collectively, the “Funds”)

Supplement dated July 20, 2020

to the Funds’ Summary Prospectus, Statutory Prospectus and Statement of Additional Information dated May 1, 2020, each as supplemented or amended

The Board of Trustees of the Funds has approved a revision to the diversification policy under the Investment Company Act of 1940, as amended. Under the prior diversification policy, each Fund was classified as diversified. Under the revised policy, each Fund may operate as non-diversified to the extent necessary to approximate the composition of its respective index: the Dow Jones U.S. Consumer ServicesSM Index for the ProFund VP Consumer Services; the S&P 500® Growth Index for the ProFund VP Large-Cap Growth; the Dow Jones U.S. Real EstateSM Index for the ProFund VP Real Estate; and the Dow Jones U.S. UtilitiesSM Index for the ProFund VP Utilities (each an “Index”).

The following changes to each Fund’s summary prospectus, statutory prospectus and statement of additional information are effective immediately:

Prospectus and Summary Prospectus:

Principal Investment Strategies.

The following sentence is added after the first paragraph in the section titled “Principal Investment Strategies”:

The Fund may operate as “non-diversified” as defined under the Investment Company Act of 1940, as amended,  to the extent necessary to approximate the composition of  the Index.

Principal Risks.

The following new risk is added:

Non-Diversification Risk. To the extent that the Fund operates as “non-diversified” as necessary to approximate the composition of the Index, it may be subject to certain risks. A non-diversified fund may invest a relatively high percentage of its assets in the securities of a small number of issuers susceptible to a single economic, political, or regulatory event. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. The risk may be particularly acute if the Index is comprised of a small number of securities. Notwithstanding that the Fund may operate as “non-diversified,” the Fund intends to qualify as a “regulated investment company” (“RIC”) accorded special tax treatment under the Internal Revenue Code, which imposes its own diversification requirements that are less restrictive than the requirements appliable to “diversified” investment companies under the Investment Company Act of 1940, as amended.

For more information, please contact the Fund at 1-866-776-5125. Please retain this supplement for future reference.